Loans and other financial assets at amortized cost, and loans and receivables_Details of due from banks (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Cashand cash equivalents [Line Items]
Total	₩ 14,151,012	₩ 8,868,378
Due from banks in local currency
Cashand cash equivalents [Line Items]
Total	11,238,512	6,422,473
Due from banks in local currency | Loss allowance
Cashand cash equivalents [Line Items]
Total	(3,069)	(1,541)
Due from banks in local currency | Due from the Bank of Korea | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	11,034,602	6,246,496
Due from banks in local currency | Due from the depository banks | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	90,988	30,003
Due from banks in local currency | Due from non-depository institutions | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	76	150
Due from banks in local currency | Due from the Korea Exchange | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	30,000	50,000
Due from banks in local currency | Others | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	85,915	97,365
Due from banks in foreign currencies
Cashand cash equivalents [Line Items]
Total	2,912,500	2,445,905
Due from banks in foreign currencies | Loss allowance
Cashand cash equivalents [Line Items]
Total	(2,318)	(917)
Due from banks in foreign currencies | Due from banks on demand | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	828,022	794,353
Due from banks in foreign currencies | Due from banks on time | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	1,288,303	972,915
Due from banks in foreign currencies | Others | Gross carrying amount [Member]
Cashand cash equivalents [Line Items]
Total	₩ 798,493	₩ 679,554